Short-term borrowings	12 Months Ended
Dec. 31, 2015
Short-term Borrowings Disclosure [Abstract]
Short-term borrowings
Short-term borrowings

	December 31,
(Millions of dollars)	2015	2014
Machinery, Energy & Transportation:
Notes payable to banks	$9	$9
Commercial paper	—	—
	9	9
Financial Products:
Notes payable to banks	440	411
Commercial paper	5,811	3,688
Demand notes	707	600
	6,958	4,699
Total short-term borrowings	$6,967	$4,708

The weighted-average interest rates on short-term borrowings outstanding were:

	December 31,
	2015	2014
Notes payable to banks	9.2%	6.8%
Commercial paper	0.5%	0.3%
Demand notes	0.8%	0.8%

Please refer to Note 18 and Table III for fair value information on short-term borrowings.